Goodwill and Other Intangible Assets, net - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($)
Changes in the carrying amount of goodwill
Goodwill, Balance at the beginning of the period	$ 1,641.7
Measurement period adjustments	(0.2)
Currency translation and other	(2.5)
Goodwill, Balance at the end of the period	1,639.0
Carlisle Construction Materials
Changes in the carrying amount of goodwill
Goodwill, Balance at the beginning of the period	613.0
Measurement period adjustments	0.0
Currency translation and other	(1.5)
Goodwill, Balance at the end of the period	611.5
Carlisle Interconnect Technologies
Changes in the carrying amount of goodwill
Goodwill, Balance at the beginning of the period	835.6
Measurement period adjustments	0.0
Currency translation and other	(0.4)
Goodwill, Balance at the end of the period	835.2
Carlisle Fluid Technologies
Changes in the carrying amount of goodwill
Goodwill, Balance at the beginning of the period	193.1
Measurement period adjustments	(0.2)
Currency translation and other	(0.6)
Goodwill, Balance at the end of the period	$ 192.3